Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 3,013
Ending balance	1,982		€ 3,013
Cash flow hedges [member] | Subordinated borrowings - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,653		2,244
Repayment			(700)
Amortization		$ 3	5
Net exchange difference		(195)	104
Ending balance	1,461		1,653
Cash flow hedges [member] | Trust pass-through securities - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	113		111
Fair value hedge movements			(5)
Amortization		(1)	(1)
Net exchange difference		(13)	7
Ending balance	99		113
Cash flow hedges [member] | Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,013		2,356
Addition			700
Repayment			(209)
Amortization		2	3
Net exchange difference		(272)	162
Ending balance	1,982		3,013
Cash flow hedges [member] | Assets held to hedge Trust pass-through securities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(20)		(14)
Realized gains / (losses)			(5)
Net exchange difference		$ 2	(1)
Ending balance	€ (17)		€ (20)